CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Discount rate for renewed contracts awarded (as a percent)	8.07%
Average discount rate for renewed contracts (as a percent)	7.66%
Percentage of construction margin earned	16.98%
Construction revenue	R$ 1,535,840
Construction cost	R$ 1,312,861
Control of acquired, percentage	100.00%
Write-off concession transmission contract	R$ 239,300
Regulatory Remeasurements - Transmission Contracts		R$ 4,228,338
Balance at beginning of period	51,388,524	49,509,223
Acquisition of investee control	1,022,102
Construction revenue	1,535,840	778,202
Financial income	4,507,438	4,281,713
Monetary updates	5,439,188	(1,744,501)
Regulatory reminders - Transmission	4,858,744	4,228,338
Write-offs and transfers	(294,481)
Amortization	(8,942,387)	(9,153,453)
Balance at end of period	59,514,968	51,388,524	R$ 49,509,223
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	22,044,369	21,097,461
Construction revenue	764,804	253,938
Financial income	1,831,758	2,186,759
Monetary updates	2,406,815	(576,064)
Regulatory reminders - Transmission	1,364,564	2,104,183
Amortization	(3,917,892)	(4,174,036)
Balance at end of period	24,494,418	22,044,369	21,097,461
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	14,477,124	14,970,373
Construction revenue	519,125	326,476
Financial income	1,252,513	970,400
Monetary updates	1,669,778	(469,441)
Regulatory reminders - Transmission	2,942,521	476,529
Amortization	(2,732,905)	(2,736,095)
Balance at end of period	18,128,156	14,477,124	14,970,373
Eletronorte.
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	10,092,792	9,157,650
Construction revenue	116,786	71,871
Financial income	799,995	797,024
Monetary updates	1,036,480	(417,313)
Incorporation		204,980
Regulatory reminders - Transmission	312,819	971,325
Write-offs and transfers	(241,241)
Amortization	(1,510,376)	(1,527,371)
Balance at end of period	10,607,255	10,092,792	9,157,650
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	4,774,239
Acquisition of investee control	1,022,102
Construction revenue	135,125	125,917
Financial income	623,172	324,937
Monetary updates	326,115	(281,683)
Incorporation		4,088,251
Regulatory reminders - Transmission	238,840	676,301
Write-offs and transfers	(53,240)
Amortization	(781,214)	(722,850)
Balance at end of period	6,285,139	4,774,239
Eletrosul (a)
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period		4,088,251
Incorporation		(4,088,251)
Balance at end of period			4,088,251
Amazonas GT
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period		195,488
Financial income		2,593
Incorporation		(204,980)
Amortization		6,899
Balance at end of period			195,488
Transmission
Investments in subsidiaries, joint ventures and associates [abstract]
Construction revenue	1,535,840	R$ 778,202	R$ 753,025
Regulatory Remeasurements - Transmission Contracts	R$ 4,858,744